PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 80.7% of Net Assets
Non-Convertible Bonds – 79.4%
	ABS Car Loan – 4.0%
$ 2,278,827	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	$2,269,852
3,200,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	2,976,551
1,785,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	1,847,469
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,477,742
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	25,569,481
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,062,040
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,322,676
11,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	10,481,328
1,940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	1,887,090
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	8,185,479
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028, 144A	6,302,340
1,065,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class B, 6.030%, 10/20/2027, 144A	1,069,144
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 6.950%, 6/20/2029, 144A(a)	7,983,957
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	5,775,164
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,278,735
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,484,858
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,269,343
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	951,579
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	11,777,401
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,442,359
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	260,046
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033, 144A	3,017,651
1,981,631	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	1,973,929
207,073	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	206,969
1,334,964	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	1,329,982

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 2,010,193	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	$1,990,846
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027, 144A	9,890,570
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028, 144A	9,720,122
7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	6,981,813
2,685,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	2,565,237
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,154,823
2,575,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,620,035
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,698,164
2,138,787	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	2,135,918
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028, 144A	2,458,062
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028, 144A	1,991,372
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,480,004
2,520,000	Flagship Credit Auto Trust, Series 2023-1, Class D, 6.460%, 5/15/2029, 144A	2,528,929
4,894,624	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	4,855,510
8,532,390	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025	8,312,240
17,011,539	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	16,546,420
2,981,313	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	2,966,461
392,969	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	391,387
5,679,037	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	5,526,468
17,323,229	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	16,678,635
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,375,702
11,298,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	10,245,682
8,396,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	8,262,067
6,675,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	6,357,904
8,923,287	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	8,679,786
882,883	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	854,189

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 163,366	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024	$163,137
2,048,756	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024	2,038,407
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033, 144A	1,571,001
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	4,245,965
47,789	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	47,750
2,350,197	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	2,337,671
2,343,363	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	2,331,670
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	12,778,326
2,900,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	2,832,706
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028, 144A	3,064,320
7,350,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 7.010%, 11/15/2028, 144A	7,389,830

		313,272,294

	ABS Credit Card – 0.2%
15,730,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027, 144A	15,735,591
1,525,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,453,330

		17,188,921

	ABS Home Equity – 4.4%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	15,368,842
547,711	Brass PLC, Series 8A, Class A1, 3 mo. USD LIBOR + 0.700%, 5.572%, 11/16/2066, 144A(b)	547,538
10,390,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(c)	9,489,284
1,385,559	Citigroup Mortgage Loan Trust, Inc., Series 2019-E, Class A1, 6.228%, 11/25/2070, 144A(c)	1,382,771
3,150,198	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(c)	2,987,039
23,006,495	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066, 144A(c)	19,671,248
2,434,000	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,292,610
3,087,350	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,920,759
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,503,925
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.598%, 5/15/2052, 144A(c)	1,181,428

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	$1,519,656
2,994,617	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(c)	2,963,270
4,923,164	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(c)	4,694,184
6,209,294	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000%, 6.560%, 4/25/2042, 144A(b)	6,209,289
7,894,650	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 30 day USD SOFR Average + 2.300%, 6.868%, 1/25/2043, 144A(b)	7,885,892
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,390,938
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037, 144A	12,293,223
3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 8/17/2037, 144A	2,805,080
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038, 144A	5,245,333
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038, 144A	8,880,855
9,710,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	8,937,909
3,826,653	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(c)	3,598,346
2,355,273	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,145,146
2,428,551	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,130,581
993,924	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	788,798
10,408,657	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	9,089,497
5,194,646	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	4,537,603
7,844,988	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059, 144A(c)	7,833,462
5,425,698	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882%, 10/25/2059, 144A(c)	5,419,337
1,457,077	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(c)	1,455,473
2,044,897	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(c)	1,872,349
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(c)	1,393,943
2,294,443	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(c)	2,182,918
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(c)	2,483,762
4,846,098	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(c)	4,583,060
6,063,993	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061, 144A(c)	4,610,812

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	$3,684,988
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	146,133
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	267,715
1,770,000	Progress Residential Trust, Series 2020-SFR3, Class D, 1.896%, 10/17/2027, 144A	1,594,117
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,634,409
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	5,027,028
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	2,106,209
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	1,756,948
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,070,356
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,563,401
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,153,001
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	792,395
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040, 144A	1,183,656
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040, 144A	1,760,235
4,088,363	PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025, 144A(c)	3,986,496
6,349,110	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(c)	5,969,861
5,594,588	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(c)	5,158,911
223,638	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(c)	211,001
5,748,933	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(c)	5,370,645
15,032,903	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(c)	14,964,848
396,112	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	369,492
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(c)	4,140,664
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(c)	1,471,561
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(c)	1,566,950
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(c)	14,466,335
4,969,429	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(c)	4,631,755

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(c)	$2,787,421
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038, 144A	1,363,893
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	3,582,828
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,391,220
1,034,480	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(c)	987,056
7,339,965	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(c)	6,773,881
18,880,708	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(c)	17,467,022
14,154,673	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066, 144A(c)	11,988,766
2,570,998	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(c)	2,350,779
9,118,865	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(c)	8,380,219
9,881,429	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(c)	9,247,002
4,084,748	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(c)	3,836,346
8,271,518	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(c)	7,599,876

		342,101,579

	ABS Other – 2.1%
2,651,355	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047, 144A	2,597,683
1,807,322	ACHV ABS Trust, Series 2023-1PL, Class A, 6.420%, 3/18/2030, 144A	1,810,579
4,319,000	ACHV ABS Trust, Series 2023-1PL, Class D, 8.470%, 3/18/2030, 144A	4,286,474
4,605,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028, 144A	4,582,560
5,542,365	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	4,993,782
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	10,065,668
3,438,448	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	3,214,949
6,890,625	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	6,116,274
6,174,083	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	5,470,618
3,592,782	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	3,119,561
940,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	934,385

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$ 945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	$939,942
5,016,615	Hardee’s Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/2048, 144A	4,762,248
3,230,959	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	2,808,892
2,309,970	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	1,955,394
7,456,497	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039, 144A	5,953,103
2,815,739	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	2,810,151
244,967	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A	244,496
2,795,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	2,673,574
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A	2,938,285
6,830,246	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	5,749,633
8,180,529	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	7,144,718
8,501,826	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	7,536,248
2,185,101	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	1,891,944
8,059,448	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	6,903,683
1,241,986	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	1,064,074
398,632	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	370,284
254,811	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	237,979
12,426,935	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(c)	10,744,423
4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	4,618,624
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	5,909,619
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	7,447,661
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	476,129
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	2,292,978
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	3,360,881
1,081,570	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	886,920
668,934	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	616,600

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$ 1,990,000	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040, 144A(a)	$1,989,680
290,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 4.652%, 9/15/2032(b)	290,555
670,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 8.211%, 9/15/2032(b)	671,282
10,707,879	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049, 144A	10,439,652
3,178,320	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	2,523,173
2,861,176	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043, 144A(c)	2,360,431
1,296,824	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,024,561
2,512,538	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046, 144A	1,759,525

		160,589,875

	ABS Student Loan – 0.5%
688,329	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	612,983
2,517,908	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051, 144A	2,188,798
2,095,765	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	1,836,236
3,085,556	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	2,827,283
4,489,665	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A	4,030,525
799,366	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	733,401
3,132,683	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	2,739,070
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	405,923
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	1,376,755
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	3,144,422
349,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 8.297%, 6/15/2032(b)	348,340
269,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 8.219%, 6/15/2032(b)	268,492
540,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 8.358%, 3/15/2033(b)	540,455
369,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 8.260%, 3/15/2033(b)	369,311
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,364,658
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	511,165

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$ 1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	$1,387,933
5,244,221	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	5,011,000
8,894,986	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	8,357,284
712,484	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	657,948

		39,711,982

	ABS Whole Business – 1.2%
8,939,856	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	8,533,943
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,409,091
14,995,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A(a)	15,170,137
8,582,710	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	8,095,512
2,837,650	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,677,360
5,085,283	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	4,821,244
3,991,550	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	3,550,955
15,199,275	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	13,000,654
12,078,725	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052, 144A	10,961,527
3,915,500	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,793,047
2,470,995	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	2,138,513
148,500	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	133,880
12,510,735	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	12,286,880
2,439,813	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	2,252,345
338,963	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	284,328

		91,109,416

	Aerospace & Defense – 1.4%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	12,503,105
29,500,000	Boeing Co., 2.196%, 2/04/2026	27,371,217
3,780,000	Boeing Co., 2.250%, 6/15/2026	3,474,716
4,874,000	Boeing Co., 2.950%, 2/01/2030	4,301,367

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 655,000	Boeing Co., 3.100%, 5/01/2026	$620,384
3,225,000	Boeing Co., 3.200%, 3/01/2029	2,946,123
5,313,000	Boeing Co., 3.375%, 6/15/2046	3,768,777
4,680,000	Boeing Co., 3.625%, 2/01/2031	4,288,331
5,870,000	Boeing Co., 5.150%, 5/01/2030	5,906,699
4,465,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,317,097
1,878,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,825,416
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,727,601
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	3,973,018
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,220,848
29,075,000	Textron, Inc., 3.000%, 6/01/2030	25,974,465

		112,219,164

	Airlines – 0.6%
1,413,329	American Airlines Pass-Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,385,260
5,237,135	American Airlines Pass-Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	5,152,712
11,174,615	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	9,664,720
1,144,069	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,057,097
4,799,666	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	4,158,693
2,430,254	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,267,319
14,976,848	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	13,408,772
4,796,611	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	4,135,782
2,231,422	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,927,430
4,995,011	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	4,962,243

		48,120,028

	Apartment REITs – 0.0%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,741,273

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 1.7%
$ 25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	$24,241,018
4,895,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	4,263,124
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,609,052
9,966,000	General Motors Co., 5.200%, 4/01/2045	8,394,687
16,870,000	General Motors Co., 5.400%, 4/01/2048	14,481,070
4,295,000	General Motors Co., 5.600%, 10/15/2032	4,205,148
200,000	General Motors Co., 5.950%, 4/01/2049	185,705
9,600,000	General Motors Co., 6.250%, 10/02/2043	9,227,426
2,025,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	1,649,984
31,570,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	32,312,372
4,480,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	4,618,806
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023, 144A	23,688,990
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	2,797,321

		135,674,703

	Banking – 12.0%
5,125,000	Ally Financial, Inc., 2.200%, 11/02/2028	4,080,982
27,951,000	Ally Financial, Inc., 4.625%, 3/30/2025	26,436,088
8,800,000	Ally Financial, Inc., 5.750%, 11/20/2025	8,274,516
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,536,400
11,790,000	American Express Co., 5.850%, 11/05/2027	12,369,691
4,360,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,168,381
10,155,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025, 144A	10,099,147
5,800,000	Banco Santander SA, 2.749%, 12/03/2030	4,524,278
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	45,808,985
4,210,000	Bank of America Corp., (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	4,163,385
11,022,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	8,370,403

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	$96,864
25,627,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	24,764,768
24,260,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	21,306,278
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	3,966,595
41,135,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	32,264,507
3,335,000	BBVA Bancomer SA, 1.875%, 9/18/2025, 144A	3,043,188
14,045,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	12,610,201
22,500,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	20,495,393
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	428,819
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,161,212
30,355,000	Citigroup, Inc., (fixed rate to 9/29/2025, variable rate thereafter), 5.610%, 9/29/2026	30,581,226
7,155,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	6,473,987
14,970,000	Credit Suisse AG, 3.700%, 2/21/2025	14,199,868
250,000	Credit Suisse Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029, 144A	222,576
8,810,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	10,438,969
1,675,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	1,491,090
11,685,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	11,292,326
11,410,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	11,336,862
24,120,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	24,840,706
14,200,000	Danske Bank AS, 5.375%, 1/12/2024, 144A	14,067,745
3,390,000	Danske Bank AS, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,224,444
4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	3,497,756
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,144,655
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	9,004,418
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	5,113,788
19,755,000	Deutsche Bank AG, Series E, 0.962%, 11/08/2023	18,861,157

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	$4,276,675
61,445,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	60,096,387
11,115,000	Goldman Sachs Group, Inc., (fixed rate to 9/10/2026, variable rate thereafter), 1.542%, 9/10/2027	9,783,534
19,485,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	20,032,521
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	68,582,384
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	27,897,197
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	10,804,155
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,204,386
100,000	KeyBank NA, 6.950%, 2/01/2028	100,930
25,937,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 3/01/2026	24,882,713
7,460,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	7,418,349
3,775,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	4,123,018
36,610,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	36,900,836
11,262,000	Morgan Stanley, (fixed rate to 4/28/2025, variable rate thereafter), 2.188%, 4/28/2026	10,566,668
15,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	15,117,950
30,210,000	Morgan Stanley, MTN, SOFR + 0.455%, 5.108%, 1/25/2024(b)	30,116,953
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024, 144A	24,483,413
7,340,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	7,272,783
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	13,732,239
20,295,000	Societe Generale SA, 4.250%, 4/14/2025, 144A	19,056,193
11,950,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	9,358,062
46,970,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	36,740,487
26,765,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	24,863,667
11,923,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	10,918,012
13,965,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	14,099,261
3,270,000	Synchrony Bank, 5.400%, 8/22/2025	3,066,181

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 9,645,000	Synchrony Bank, 5.625%, 8/23/2027	$8,863,562
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	3,714,672
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	4,867,968
4,125,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	3,398,027

		936,100,837

	Brokerage – 0.4%
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	20,060,377
8,760,000	Jefferies Financial Group, Inc., 6.450%, 6/08/2027	9,031,278

		29,091,655

	Building Materials – 1.0%
33,030,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	27,517,754
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	14,924,368
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	5,606,350
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	2,850,216
23,975,000	Owens Corning, 7.000%, 12/01/2036	26,687,102
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,426,342

		80,012,132

	Cable Satellite – 1.7%
1,110,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	868,153
6,970,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,310,714
8,340,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	6,713,397
24,760,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	15,688,741
1,790,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	1,588,467
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	8,612,715
28,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	21,410,010

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 11,435,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	$7,909,018
1,849,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	1,327,933
770,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	555,178
37,805,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	18,641,646
1,115,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	564,619
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	544,953
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	1,274,006
3,270,000	DISH DBS Corp., 5.125%, 6/01/2029	1,741,275
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	7,672,558
2,921,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,734,669
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	182,000
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	13,739,433
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	13,664,862

		130,744,347

	Chemicals – 0.7%
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	7,796,490
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	4,550,971
2,240,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	2,264,662
1,645,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	1,667,518
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	26,486,825
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,388,535
8,525,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	6,706,106

		52,861,107

	Construction Machinery – 0.6%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	2,426,426
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033, 144A	5,241,917
23,395,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	22,685,498

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$ 5,730,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	$5,556,912
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,425,615

		44,336,368

	Consumer Cyclical Services – 0.9%
26,845,000	Expedia Group, Inc., 2.950%, 3/15/2031	22,400,637
33,551,000	Expedia Group, Inc., 3.250%, 2/15/2030	29,075,245
1,025,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	934,031
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	8,408,925
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,171,017
7,805,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	8,001,920

		73,991,775

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,783,152
6,970,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	5,675,170

		13,458,322

	Diversified Manufacturing – 0.1%
4,113,000	GE Capital Funding LLC, 4.550%, 5/15/2032	4,031,424

	Electric – 1.4%
7,435,000	AES Corp., 2.450%, 1/15/2031	6,053,082
3,695,000	AES Corp., 3.950%, 7/15/2030, 144A	3,308,133
13,862,726	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	13,346,330
11,318,000	Calpine Corp., 3.750%, 3/01/2031, 144A	9,546,435
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	12,838,104
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	9,574,204
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,168,137
9,840,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	10,010,251
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	8,741,489

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$ 6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	$5,240,011
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,465,487
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,254,386
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,028,445
9,000,000	Southern California Edison Co., 5.300%, 3/01/2028	9,225,779
10,835,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	10,000,276

		111,800,549

	Finance Companies – 3.6%
19,680,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	17,181,078
9,900,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	8,201,433
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	790,110
6,485,000	Air Lease Corp., 3.125%, 12/01/2030	5,501,787
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	1,962,252
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	9,783,977
340,000	Air Lease Corp., 4.625%, 10/01/2028	322,613
6,791,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	5,809,110
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,168,995
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	7,925,624
10,260,000	Ares Capital Corp., 2.875%, 6/15/2028	8,436,905
14,460,000	Ares Capital Corp., 3.200%, 11/15/2031	11,025,507
7,560,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	6,722,830
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	7,413,472
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	6,480,827
8,135,000	Barings BDC, Inc., 3.300%, 11/23/2026	7,199,785
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	23,210,761
9,785,000	FS KKR Capital Corp., 3.125%, 10/12/2028	8,007,069

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 7,275,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	$6,216,168
10,036,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	8,485,387
19,461,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	15,779,713
13,940,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	11,555,977
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	26,492,000
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,391,905
23,570,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	20,236,023
21,485,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	17,814,073
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	19,847,838

		280,963,219

	Financial Other – 0.1%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	485,308
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	151,099
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	2,867,482
1,110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	954,600
2,050,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	467,482
3,445,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	792,901
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	910,720
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	56,144
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	525,334
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	617,179
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	552,069
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	185,980
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	770,611
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	275,654
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	219,976

		9,832,539

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.4%
$ 4,895,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	$4,169,806
3,625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	2,993,569
10,660,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	10,176,462
13,590,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	11,059,542
2,065,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	1,821,392
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,531,949

		31,752,720

	Gaming – 0.8%
14,625,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	11,363,199
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,959,437
4,380,000	VICI Properties LP, 5.125%, 5/15/2032	4,126,573
21,330,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	19,901,236
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	7,323,011
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	6,535,664
5,560,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	5,511,378

		58,720,498

	Government Owned—No Guarantee – 0.3%
8,755,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	7,130,886
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	10,699,676
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,669,237
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	853,876
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	1,588,265

		26,941,940

	Health Care REITs – 0.1%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,226,702

	Health Insurance – 0.4%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,191,900

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$ 24,555,000	Centene Corp., 2.500%, 3/01/2031	$19,884,639
4,145,000	Centene Corp., 2.625%, 8/01/2031	3,358,735
2,520,000	Centene Corp., 3.000%, 10/15/2030	2,122,044
565,000	Centene Corp., 4.625%, 12/15/2029	531,235
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,186,439

		31,274,992

	Healthcare – 1.0%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032, 144A	6,511,829
19,420,000	Cigna Group, 4.375%, 10/15/2028	19,135,872
1,261,000	Cigna Group, 7.875%, 5/15/2027	1,412,072
5,240,000	CVS Health Corp., 1.750%, 8/21/2030	4,259,837
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	6,593,771
319,734	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	317,403
298,454	CVS Pass-Through Trust, 6.036%, 12/10/2028	302,292
9,936,433	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	9,304,973
1,043,550	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	940,218
685,000	Encompass Health Corp., 4.750%, 2/01/2030	622,799
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,260,866
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,379,033
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,479,744
16,050,000	HCA, Inc., 4.500%, 2/15/2027	15,671,923

		81,192,632

	Home Construction – 0.3%
560,000	Lennar Corp., 4.875%, 12/15/2023	556,742
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	3,223,558
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	10,753,563

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$ 6,130,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	$5,443,256

		19,977,119

	Independent Energy – 3.3%
10,085,000	Aker BP ASA, 2.000%, 7/15/2026, 144A	9,072,201
3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,077,527
7,360,000	Aker BP ASA, 3.100%, 7/15/2031, 144A	6,225,007
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	8,954,258
16,455,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	14,941,824
45,149,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	35,057,975
35,923,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	34,521,421
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	4,062,551
4,090,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	4,322,222
6,910,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	6,167,175
9,035,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	7,894,331
1,625,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,503,044
9,675,000	EQT Corp., 3.625%, 5/15/2031, 144A	8,386,419
15,955,000	EQT Corp., 3.900%, 10/01/2027	14,996,424
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,867,902
3,595,000	EQT Corp., 5.678%, 10/01/2025	3,584,222
25,820,000	EQT Corp., 5.700%, 4/01/2028	25,791,985
2,639,000	EQT Corp., 6.125%, 2/01/2025	2,654,696
14,690,000	Hess Corp., 4.300%, 4/01/2027	14,339,274
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	4,540,360
4,030,000	Marathon Oil Corp., 6.800%, 3/15/2032	4,246,947
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,135,675
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	11,383,354

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	$1,195,802
1,750,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,545,232
5,600,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	5,797,628
13,015,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	13,851,734

		256,117,190

	Leisure – 0.2%
5,010,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	4,263,911
6,665,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	6,214,646
4,205,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	3,712,531

		14,191,088

	Life Insurance – 2.2%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	10,191,082
18,770,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	17,443,565
21,550,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	16,815,437
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,137,825
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	7,975,899
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	19,541,784
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	9,529,997
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	35,964,640
23,335,000	New York Life Global Funding, 0.850%, 1/15/2026, 144A	21,027,321
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	7,171,133
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034, 144A	3,032,210
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040, 144A	16,070,627

		170,901,520

	Local Authorities – 0.2%
14,455,000	Province of Manitoba, CN, 0.600%, 7/23/2025	13,339,566

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – 0.2%
$ 1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	$1,742,699
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	3,002,611
975,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	829,969
9,670,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	8,385,764
1,610,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,377,844
2,160,000	Travel & Leisure Co., 6.000%, 4/01/2027	2,142,828
235,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	235,913

		17,717,628

	Media Entertainment – 2.0%
5,195,000	Electronic Arts, Inc., 1.850%, 2/15/2031	4,285,154
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,061,900
6,265,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	5,121,637
13,945,000	Meta Platforms, Inc., 3.500%, 8/15/2027	13,468,265
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	3,089,475
27,310,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	27,188,334
15,315,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	15,559,044
11,295,000	Netflix, Inc., 5.875%, 11/15/2028	11,869,351
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	18,169,779
11,520,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	10,852,762
4,125,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	3,835,961
30,385,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	27,111,928
10,870,000	Warnermedia Holdings, Inc., 6.412%, 3/15/2026	10,924,880

		153,538,470

	Metals & Mining – 2.1%
3,220,000	Alcoa Nederland Holding BV, 4.125%, 3/31/2029, 144A	2,866,669
4,390,000	Alcoa Nederland Holding BV, 6.125%, 5/15/2028, 144A	4,395,356
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	457,617

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	$1,108,994
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	5,945,070
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	33,039,874
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	8,594,604
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	11,560,260
4,000,000	ArcelorMittal SA, 6.800%, 11/29/2032	4,195,855
3,363,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	3,262,133
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	5,678,146
1,800,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,798,524
6,325,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031, 144A	5,547,025
4,740,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,385,049
2,080,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	1,964,660
5,065,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	4,242,191
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031, 144A	6,419,043
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	5,636,108
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	7,279,460
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	37,642,238
4,280,000	Newcrest Finance Pty. Ltd., 3.250%, 5/13/2030, 144A	3,783,605
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,557,325
4,710,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	4,192,627
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,663,478

		167,215,911

	Midstream – 2.7%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	20,705,700
3,122,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	2,900,371
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	11,429,983

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	$2,997,452
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	674,141
25,810,000	Enbridge, Inc., 5.700%, 3/08/2033	26,846,113
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	6,951,472
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,380,287
40,895,000	Energy Transfer LP, 5.750%, 2/15/2033	41,883,841
1,695,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	1,714,001
4,080,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	4,227,231
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,300,819
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,595,162
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,261,674
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	93,667
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,306,051
2,135,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,592,429
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	12,004,740
810,000	Targa Resources Corp., 5.200%, 7/01/2027	803,227
16,685,000	Targa Resources Corp., 6.125%, 3/15/2033	17,277,563
4,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,219,462
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,829,263
1,975,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,930,029
2,170,000	Western Midstream Operating LP, 4.300%, 2/01/2030	1,975,340
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,295,862
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,482,183
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	611,431
2,870,000	Western Midstream Operating LP, 5.500%, 2/01/2050	2,435,195
1,790,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,814,275

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	$4,226,505

		208,765,469

	Mortgage Related – 0.0%
583	Federal National Mortgage Association, 6.000%, 7/01/2029	606

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
8,625,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	6,693,361
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	329,091
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.827%, 5/15/2039, 144A(b)	4,368,896
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.059%, 8/15/2024, 144A(b)	8,348,023
730,397	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	655,531
710,854	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	627,491
566,877	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(c)	546,967
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.302%, 12/10/2044(c)	1,700,845
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	319,167
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	418,612
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	9,618,883
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.530%, 10/10/2034, 144A(c)	4,422,317
5,247,033	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700%, 6.385%, 7/15/2038, 144A(b)	5,081,461
6,225,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	4,550,346
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)	3,653,996
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033, 144A(c)	6,814,280
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(c)	5,031,771
1,540,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	1,349,605
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,864,067
6,478,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.784%, 12/15/2047, 144A(c)	6,120,151
340,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.784%, 12/15/2047, 144A(c)	305,996

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 4,372,011	MedTrust, Series 2021-MDLN, Class B, 1 mo. USD LIBOR + 1.450%, 6.135%, 11/15/2038, 144A(b)	$4,179,574
7,972,315	MedTrust, Series 2021-MDLN, Class C, 1 mo. USD LIBOR + 1.800%, 6.485%, 11/15/2038, 144A(b)	7,601,620
5,730,974	MedTrust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%, 6.685%, 11/15/2038, 144A(b)	5,453,829
5,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.168%, 8/15/2046(c)	4,997,855
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.938%, 10/15/2046(c)	1,331,019
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.213%, 6/15/2044, 144A(c)	2,530,351
916,484	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	729,568
4,735,000	RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.834%, 1/15/2032, 144A(c)	4,583,500
7,345,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040, 144A	7,424,289
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.544%, 5/10/2063, 144A(c)(d)	107,296
757,120	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	692,833
4,990,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.364%, 7/15/2046(c)	3,723,593
2,910,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	2,796,675
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,516,437
1,633,139	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.379%, 3/15/2044, 144A(c)	526,687
1,565,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,385,025
4,615,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	3,669,308
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(c)	1,187,228

		130,257,544

	Office REITs – 0.0%
2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	1,544,732

	Paper – 0.3%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	9,102,893
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	15,506,776
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,402,665

		27,012,334

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – 1.7%
$ 4,130,000	Amgen, Inc., 5.250%, 3/02/2033	$4,243,158
58,790,000	Astrazeneca Finance LLC, 4.875%, 3/03/2028	60,483,064
2,935,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,731,650
19,045,000	Pfizer, Inc., 3.000%, 12/15/2026	18,338,421
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	889,869
11,215,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	10,149,575
21,105,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	14,062,160
4,335,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,046,408
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	2,843,935
6,795,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,109,269
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,127,789

		129,025,298

	Property & Casualty Insurance – 0.4%
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	14,554,604
3,159,000	SiriusPoint Ltd., 4.600%, 11/01/2026, 144A	2,653,560
14,195,000	Stewart Information Services Corp., 3.600%, 11/15/2031	11,160,871

		28,369,035

	Restaurants – 0.1%
1,430,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	1,388,888
4,800,000	Starbucks Corp., 3.000%, 2/14/2032	4,255,884
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,269,051

		7,913,823

	Retail REITs – 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,371,936
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,058,375
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	5,765,375

		9,195,686

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 1.0%
$ 21,520,000	7-Eleven, Inc., 0.800%, 2/10/2024, 144A	$20,605,845
4,890,000	AutoNation, Inc., 3.850%, 3/01/2032	4,164,431
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	1,842,362
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	9,472,807
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	13,854,399
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	5,162,157
5,070,000	Dollar Tree, Inc., 2.650%, 12/01/2031	4,247,548
4,665,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,033,919
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,450,088
3,755,000	PVH Corp., 7.750%, 11/15/2023	3,803,364
3,145,000	Tapestry, Inc., 3.050%, 3/15/2032	2,554,925

		77,191,845

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	337,689

	Technology – 7.9%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,247,193
15,725,000	Arrow Electronics, Inc., 6.125%, 3/01/2026	15,761,168
39,290,000	Avnet, Inc., 6.250%, 3/15/2028	39,992,460
11,996,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	9,225,635
9,915,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	7,513,761
8,265,000	Broadcom, Inc., 4.150%, 11/15/2030	7,665,052
40,885,000	Broadcom, Inc., 4.300%, 11/15/2032	37,669,058
2,755,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,478,171
3,345,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,941,894
19,127,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	16,902,339
29,450,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	25,330,829

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 10,510,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	$9,794,278
1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,184,495
3,095,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	2,579,744
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	3,763,890
5,825,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	4,296,171
4,210,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	4,235,921
30,015,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	28,376,259
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	8,270,578
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	15,349,155
5,730,000	Flex Ltd., 6.000%, 1/15/2028	5,871,026
1,680,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	1,499,073
9,873,000	Global Payments, Inc., 2.900%, 5/15/2030	8,360,235
9,124,000	Global Payments, Inc., 2.900%, 11/15/2031	7,471,985
3,705,000	Global Payments, Inc., 5.300%, 8/15/2029	3,658,719
8,125,000	Global Payments, Inc., 5.400%, 8/15/2032	7,966,370
35,505,000	Intel Corp., 3.750%, 8/05/2027	34,690,898
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	4,776,499
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	3,873,433
16,735,000	KLA Corp., 5.650%, 11/01/2034	17,512,132
15,805,000	Leidos, Inc., 5.750%, 3/15/2033	16,153,359
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,550,943
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,335,973
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024	10,784,649
14,735,000	Micron Technology, Inc., 2.703%, 4/15/2032	11,797,011
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	24,462,452
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,685,638

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 12,445,000	Micron Technology, Inc., 5.875%, 2/09/2033	$12,582,548
4,135,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	4,159,092
5,185,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.650%, 2/15/2032	4,251,386
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	3,686,768
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030	2,000,703
1,525,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	1,506,569
905,000	Open Text Corp., 3.875%, 2/15/2028, 144A	808,102
5,085,000	Open Text Corp., 6.900%, 12/01/2027, 144A	5,245,686
4,265,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	3,658,769
4,780,000	Oracle Corp., 2.950%, 4/01/2030	4,220,521
25,480,000	Oracle Corp., 3.600%, 4/01/2050	18,072,824
6,765,000	Oracle Corp., 6.150%, 11/09/2029	7,205,590
10,585,000	Oracle Corp., 6.250%, 11/09/2032	11,384,712
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029	4,333,596
35,985,000	Salesforce, Inc., 3.700%, 4/11/2028	35,354,285
1,740,000	Seagate HDD Cayman, 4.091%, 6/01/2029	1,554,881
3,555,000	SK Hynix, Inc., 6.375%, 1/17/2028, 144A	3,575,390
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,590,889
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	941,190
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	11,971,407
18,490,000	Trimble, Inc., 6.100%, 3/15/2033	18,665,583
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	8,734,318
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,439,827
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	4,427,798
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	7,992,256

		617,393,136

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – 9.1%
$ 142,940,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	$107,880,615
170,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	127,433,206
218,545,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	201,616,299
79,165,000	U.S. Treasury Notes, 0.125%, 4/30/2023	78,892,032
200,000,000	U.S. Treasury Notes, 0.125%, 8/31/2023(f)	196,265,624

		712,087,776

	Wireless – 2.0%
36,125,000	American Tower Corp., 5.500%, 3/15/2028	36,830,597
2,295,000	Crown Castle, Inc., 2.250%, 1/15/2031	1,902,041
5,045,000	Crown Castle, Inc., 2.500%, 7/15/2031	4,240,180
3,725,000	Crown Castle, Inc., 3.300%, 7/01/2030	3,359,026
22,660,000	Crown Castle, Inc., 3.650%, 9/01/2027	21,495,415
6,615,000	Crown Castle, Inc., 4.000%, 3/01/2027	6,408,217
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	655,463
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,707,571
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,210,538
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	13,967,051
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,802,210
52,295,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	49,069,113

		153,647,422

	Wirelines – 0.1%
5,230,000	AT&T, Inc., 2.250%, 2/01/2032	4,275,704
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	515,272
5,200,000	Verizon Communications, Inc., 2.355%, 3/15/2032	4,266,071

		9,057,047

	Total Non-Convertible Bonds (Identified Cost $6,610,637,563)	6,189,860,927

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – 1.2%
	Airlines – 0.1%
$ 9,180,000	Southwest Airlines Co., 1.250%, 5/01/2025	$10,428,480

	Cable Satellite – 0.4%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,009,250
35,520,000	DISH Network Corp., 3.375%, 8/15/2026	18,292,803
4,115,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(g)	2,174,983

		28,477,036

	Consumer Cyclical Services – 0.1%
1,095,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.799%, 2/15/2026(g)	827,601
8,630,000	Uber Technologies, Inc., Zero Coupon, 0.000%-4.509%, 12/15/2025(g)	7,580,247

		8,407,848

	Electric – 0.0%
2,805,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	2,815,337

	Healthcare – 0.3%
26,530,000	Teladoc Health, Inc., 1.250%, 6/01/2027	20,462,406

	Pharmaceuticals – 0.3%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,253,013
19,435,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	20,270,815
2,935,000	Livongo Health, Inc., 0.875%, 6/01/2025	2,607,894

		28,131,722

	Total Convertible Bonds (Identified Cost $119,393,558)	98,722,829

Municipals – 0.1%

	Virginia – 0.1%
7,115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $6,862,268)	6,594,617

	Total Bonds and Notes (Identified Cost $6,736,893,389)	6,295,178,373

Senior Loans – 0.1%
	Leisure – 0.1%
3,815,192	Carnival Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.000%, 7.840%, 6/30/2025 (b)(h)	3,757,011

Principal Amount	Description	Value (†)

Senior Loans – continued
	Leisure – continued
$ 2,932,576	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.090%, 10/18/2028 (b)(h)	$2,860,170

		6,617,181

	Total Senior Loans (Identified Cost $6,655,214)	6,617,181

Collateralized Loan Obligations – 4.0%
3,285,000	522 Funding CLO Ltd., Series 2018-3A, Class AR, 3 mo. USD LIBOR + 1.040%, 5.848%, 10/20/2031, 144A(b)	3,220,276
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 2.900%, 7.715%, 4/23/2034, 144A(b)	1,411,352
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD LIBOR + 1.700%, 6.508%, 7/20/2034, 144A(b)	5,396,397
8,720,000	AIG CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD LIBOR + 1.120%, 5.928%, 4/20/2032, 144A(b)	8,558,689
3,620,000	AIG CLO LLC, Series 2021-2A, Class A, 3 mo. USD LIBOR + 1.170%, 5.978%, 7/20/2034, 144A(b)	3,531,408
2,505,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 5.828%, 1/17/2032, 144A(b)	2,463,861
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.650%, 6.458%, 7/20/2031, 144A(b)	14,392,281
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD LIBOR + 1.670%, 6.462%, 7/15/2031, 144A(b)	4,484,651
7,655,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR2, 3 mo. USD LIBOR + 1.140%, 5.932%, 7/15/2032, 144A(b)	7,517,241
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD LIBOR + 3.000%, 7.792%, 10/15/2034, 144A(b)	3,327,034
4,075,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD LIBOR + 1.500%, 6.292%, 10/15/2030, 144A(b)	3,943,687
1,651,667	Atrium XV, Series 15A, Class D, 3 mo. USD LIBOR + 3.000%, 7.815%, 1/23/2031, 144A(b)	1,564,855
1,170,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3 mo. USD LIBOR + 1.400%, 6.315%, 11/20/2030, 144A(b)	1,128,787
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD LIBOR + 1.550%, 6.345%, 7/18/2030, 144A(b)	5,132,837
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.700%, 6.492%, 7/15/2031, 144A(b)	2,429,012
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD LIBOR + 1.700%, 6.492%, 10/15/2034, 144A(b)	3,754,490
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD LIBOR + 1.650%, 6.458%, 10/20/2034, 144A(b)	6,931,805
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3 mo. USD LIBOR + 1.800%, 6.592%, 10/17/2031, 144A(b)	6,319,469
2,535,000	CIFC Funding Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 1.700%, 6.515%, 4/23/2029, 144A(b)	2,499,583
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD LIBOR + 1.650%, 6.442%, 10/15/2034, 144A(b)	4,283,914
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD LIBOR + 1.400%, 6.192%, 1/15/2031, 144A(b)	3,222,734
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3 mo. USD LIBOR + 1.650%, 6.468%, 10/25/2031, 144A(b)	1,205,824
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD LIBOR + 1.700%, 6.609%, 11/22/2031, 144A(b)	4,316,615

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 5,405,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, 3 mo. USD LIBOR + 1.550%, 6.358%, 4/20/2030, 144A(b)	$5,306,813
3,990,000	Golub Capital Partners CLO Ltd., Series 2019-41A, Class AR, 3 mo. USD LIBOR + 1.320%, 6.128%, 1/20/2034, 144A(b)	3,920,031
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD LIBOR + 1.480%, 6.288%, 4/20/2031, 144A(b)	13,220,089
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D,, 3 mo. USD LIBOR + 3.050% 7.842%, 4/15/2034, 144A(b)	3,281,039
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3 mo. USD LIBOR + 1.700%, 6.515%, 10/22/2030, 144A(b)	12,861,215
9,499,174	Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, 3 mo. USD LIBOR + 0.970%, 5.788%, 4/25/2029, 144A(b)	9,397,998
4,410,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, 3 mo. USD LIBOR + 1.070%, 5.862%, 7/15/2033, 144A(b)	4,338,615
2,945,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3 mo. USD LIBOR + 1.600%, 6.395%, 10/18/2031, 144A(b)	2,883,420
6,060,000	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 5.931%, 7/25/2031, 144A(b)	5,989,837
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.608%, 4/15/2035, 144A(b)	13,234,108
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3 mo. USD LIBOR + 2.900%, 7.692%, 4/15/2034, 144A(b)	1,914,453
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3 mo. USD LIBOR + 1.700%, 6.515%, 10/21/2030, 144A(b)	528,703
4,395,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2021-45A, Class A, 3 mo. USD LIBOR + 1.130%, 5.922%, 10/14/2035, 144A(b)	4,285,266
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3 mo. USD SOFR + 1.810%, 6.442%, 4/18/2033, 144A(b)	5,952,616
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD LIBOR + 1.550%, 6.342%, 1/17/2032, 144A(b)	14,204,137
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD LIBOR + 1.470%, 6.262%, 4/16/2031, 144A(b)	6,908,410
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.600%, 6.392%, 7/15/2030, 144A(b)	1,927,018
1,986,282	Octagon Investment Partners 28 Ltd., Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.800%, 6.616%, 10/24/2030, 144A(b)	1,932,811
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD LIBOR + 3.300%, 8.092%, 7/15/2036, 144A(b)	3,833,910
9,233,148	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD LIBOR + 0.970%, 5.768%, 7/19/2030, 144A(b)	9,149,689
10,050,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD LIBOR + 1.150%, 5.945%, 10/18/2034, 144A(b)	9,828,498
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD LIBOR + 1.700%, 6.615%, 5/21/2034, 144A(b)	1,399,052
8,844,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 3 mo. USD LIBOR + 1.150%, 5.942%, 7/15/2034, 144A(b)	8,618,982
3,891,074	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD LIBOR + 0.800%, 5.608%, 7/20/2029, 144A(b)	3,846,023
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.539%, 4/20/2035, 144A(b)	12,427,941
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.829%, 4/20/2036, 144A(b)	19,558,236
4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD LIBOR + 1.650%, 6.458%, 1/20/2034, 144A(b)	4,154,250
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD LIBOR + 1.400%, 6.208%, 4/20/2034, 144A(b)	1,645,547

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.850%, 6.668%, 10/25/2031, 144A(b)	$981,580
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD LIBOR + 3.250%, 8.058%, 4/20/2034, 144A(b)	6,042,140
2,858,851	Venture XXIX CLO Ltd., Series 2017-29A, Class AR, 3 mo. USD LIBOR + 0.990%, 5.854%, 9/07/2030, 144A(b)	2,812,006
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD LIBOR + 3.750%, 8.558%, 10/20/2034, 144A(b)	1,683,830
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.593%, 10/18/2031, 144A(b)	3,217,055
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3 mo. USD LIBOR + 1.750%, 6.545%, 10/18/2031, 144A(b)	1,534,646
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.650%, 6.442%, 10/15/2031, 144A(b)	5,973,167

	Total Collateralized Loan Obligations (Identified Cost $314,939,400)	309,829,933

Shares
Preferred Stocks – 0.8%
Convertible Preferred Stocks – 0.8%
	Banking – 0.6%
17,832	Bank of America Corp., Series L, 7.250%	20,823,496
18,269	Wells Fargo & Co., Class A, Series L, 7.500%	21,488,911

		42,312,407

	Wireless – 0.2%
13,185	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	15,330,859

	Total Convertible Preferred Stocks (Identified Cost $64,871,406)	57,643,266

	Total Preferred Stocks (Identified Cost $64,871,406)	57,643,266

Principal Amount
Short-Term Investments – 14.2%
$42,387,597	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $42,395,015 on 4/03/2023 collateralized by $44,349,300 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $43,235,378 including accrued interest(i)	42,387,597
355,945,000	U.S. Treasury Bills, 4.275%-4.552%, 4/27/2023(j)(k)	354,853,434
282,115,000	U.S. Treasury Bills, 4.351%-4.713%, 5/25/2023(j)(k)	280,234,391
39,370,000	U.S. Treasury Bills, 4.540%, 5/04/2023(j)	39,213,415
174,920,000	U.S. Treasury Bills, 4.541%-4.543%, 6/08/2023(j)(k)	173,458,069
221,450,000	U.S. Treasury Bills, 4.692%-4.695%, 7/13/2023(j)(k)	218,543,759

Description	Value (†)
Total Short-Term Investments (Identified Cost $1,108,475,215)	1,108,690,665

Total Investments – 99.8% (Identified Cost $8,231,834,624)	7,777,959,418
Other assets less liabilities – 0.2%	19,139,675

Net Assets – 100.0%	$7,797,099,093

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(d)	Non-income producing security.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $2,647,770,720 or 34.0% of net assets.

ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2023	12,135	$1,355,731,180	$1,394,576,953	$38,845,773
2 Year U.S. Treasury Note	6/30/2023	2,000	412,914,876	412,906,252	(8,624)
30 Year U.S. Treasury Bond	6/21/2023	5,791	732,052,263	759,525,844	27,473,581
5 Year U.S. Treasury Note	6/30/2023	500	54,755,937	54,753,906	(2,031)
Ultra Long U.S. Treasury Bond	6/21/2023	2,007	273,461,736	283,237,875	9,776,139

Total					$76,084,838

At March 31, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2023	5,420$	650,611,359	$656,582,188	$(5,970,829)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$305,288,337	$7,983,957	(a)	$313,272,294
ABS Other	—	158,600,195	1,989,680	(a)	160,589,875
ABS Whole Business	—	75,939,279	15,170,137		91,109,416
All Other Non-Convertible Bonds*	—	5,624,889,342	—		5,624,889,342

Total Non-Convertible Bonds	—	6,164,717,153	25,143,774		6,189,860,927

Convertible Bonds*	—	98,722,829	—		98,722,829
Municipals*	—	6,594,617	—		6,594,617

Total Bonds and Notes	—	6,270,034,599	25,143,774		6,295,178,373

Senior Loans*	—	6,617,181	—		6,617,181
Collateralized Loan Obligations	—	309,829,933	—		309,829,933
Preferred Stocks
Convertible Preferred Stocks
Wireless	—	15,330,859	—		15,330,859
All Other Convertible Preferred Stocks*	42,312,407	—	—		42,312,407

Total Convertible Preferred Stocks	42,312,407	15,330,859	—		57,643,266

Total Preferred Stocks	42,312,407	15,330,859	—		57,643,266

Short-Term Investments	—	1,108,690,665	—		1,108,690,665

Total Investments	42,312,407	7,710,503,237	25,143,774		7,777,959,418

Futures Contracts (unrealized appreciation)	76,095,493	—	—		76,095,493

Total	$118,407,900	$7,710,503,237	$25,143,774		$7,854,054,911

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(5,981,484)	$—	$—	$(5,981,484)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or March 31, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$—	$7,983,957	$—	$—	$—	$7,983,957	$—
ABS Other	—	—	—	—	1,989,680	—	—	—	1,989,680	—
ABS Whole Business	—	—	—	175,137	14,995,000	—	—	—	15,170,137	175,137

Total	$—	$—	$—	$175,137	$24,968,637	$—	$—	$—	$25,143,774	$175,137

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts. The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may use futures contracts to gain investment exposure. As of March 31, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2023:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$76,095,493

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(5,981,484)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2023 (Unaudited)

Banking	12.6%
Treasuries	9.1
Technology	7.9
ABS Home Equity	4.4
ABS Car Loan	4.0
Finance Companies	3.6
Independent Energy	3.3
Midstream	2.7
Life Insurance	2.2
Wireless	2.2
Metals & Mining	2.1
ABS Other	2.1
Cable Satellite	2.1
Pharmaceuticals	2.0
Media Entertainment	2.0
Other Investments, less than 2% each	19.3
Short-Term Investments	14.2
Collateralized Loan Obligations	4.0

Total Investments	99.8
Other assets less liabilities (including futures contracts)	0.2

Net Assets	100.0%